Fees Summary	Feb. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,528,000
Previously Paid Amount	0.00
Total Fee Amount	693.24
Total Offset Amount	0.00
Net Fee	693.24
Narrative - Max Aggregate Offering Price	$ 4,528,000
Final Prospectus	true